Refund of WoW Game Points (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 07, 2009 CNY (¥)	Jun. 07, 2009 USD ($)
Refund of WoW game points
Refund of game points					¥ 169,998,682	$ 24,647,492	¥ 169,998,682
Other operating income		¥ 26,000,000.0	$ 3,800,000
Legal liability	2 years
Liability related to refund of WOW game points, release period				20 years
World of Warcraft ("WoW")
Refund of WoW game points
Refund of game points					¥ 170,000,000.0	$ 24,600,000	¥ 170,000,000.0	$ 24,600,000	¥ 200,400,000	$ 29,100,000